Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 5,190	$ 4,149	$ 9,185
Hedges:
Gains/(losses) taken to equity	13	(344)	(327)
(Gains)/losses transferred to the income statement	(26)	267	299
Exchange fluctuations on translation of foreign operations taken to equity		2	1
Exchange fluctuations on translation of foreign operations transferred to income statement		(6)	(6)
Tax recognised within other comprehensive income	4	23	8
Total items that may be reclassified subsequently to the income statement	(9)	(58)	(25)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	(7)	8	(20)
Equity investments held at fair value	(1)		1
Tax recognised within other comprehensive income	12	3	19
Total items that will not be reclassified to the income statement	4	11
Total other comprehensive loss	(5)	(47)	(25)
Total comprehensive income	5,185	4,102	9,160
Attributable to non-controlling interests	322	389	878
Attributable to BHP shareholders	$ 4,863	$ 3,713	$ 8,282